Consolidation Scope (Details)	12 Months Ended
Dec. 31, 2017 entity
Consolidation Scope
Number Of Entities	972
Group consolidated subsidiaries
Consolidation Scope
Number Of Entities	867
Financial assets outside scope of IFRS 7, class
Consolidation Scope
Number Of Entities	105
Exploration & Production | Angola Block 14 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.01%
Exploration & Production | Brass Holdings S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Deer Creek Pipelines Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	75.00%
Exploration & Production | E.F. Oil And Gas Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf E&P
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Exploration UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum Iran
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Mabruk Oil Operations
Consolidation Scope
Group interest, fully consolidated (as a percent)	49.02%
Exploration & Production | Stogg Eagle Funding B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total (BTC) B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Abu Al Bu Khoosh
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Austral
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Brazil Services B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Dolphin Midstream
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Absheron B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Algerie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Americas, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 15/06 Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 17.06
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 25
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 32
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 33
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 39
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 40
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Aruba B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Asia Pacific Pte. Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Australia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Australia Exploration PTY Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Australia II
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Australia III
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Azerbaijan B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Bolivie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Borneo B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Bulgaria B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cambodge
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Canada Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chine
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chorey
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Colombie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Congo
Consolidation Scope
Group interest, fully consolidated (as a percent)	85.00%
Exploration & Production | Total E&P Cote d'Ivoire
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI - 514
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI - 515
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI - 516
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cote d'Ivoire CI-605 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Cyprus B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Deep Offshore Borneo B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Denmark B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Do Brasil Ltda
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Dolphin Upstream
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P East El Burullus Offshore B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypt Block 2 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypte
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Europe and Central Asia Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P France
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Golfe Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Guyane Francaise
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Holding Ichthys
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Holdings Australia PTY Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Holdings Russia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Holdings UAE B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Ichthys B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Indonesia Mentawai B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Indonesia Telen B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Indonesie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Iraq
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Ireland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Italia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kazakhstan
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kenya B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Harir) B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Safen) B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Taza) B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Libye
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Malaysia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritania Block C18 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritania Block C9 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritania Blocks DW B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritanie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mauritanie Block TA29 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mexico S.A. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Mozambique B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Myanmar
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Namibia B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nederland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P New Ventures Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater A Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater B Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater C Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater D Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater E Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater F Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater G Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Deepwater H Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Nigeria S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Norge AS
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Oman
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Philippines B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P PNG 2 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P PNG 5 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P PNG Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Poland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Qatar
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P RDC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Research & Technology USA LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Russie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Sebuku
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Senegal
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Services China Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Africa B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Pars
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Sudan
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Syrie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Tajikistan B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Thailand
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Timan-Pechora LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Uganda B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Uruguay B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Uruguay Onshore B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P USA Oil Shale, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Well Response
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Yamal
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Yemen
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Yemen Block 3 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total East Africa Midstream B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Exploration M'Bridge
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Facilities Management B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Gabon
Consolidation Scope
Group interest, fully consolidated (as a percent)	58.28%
Exploration & Production | Total Gass Handel Norge AS
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Gastransport Nederland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total GLNG Australia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total GLNG Australia Holdings
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Holding Dolphin Amont
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Holdings Nederland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Holdings Nederland International B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Iran B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total LNG Angola
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total LNG Supply Services USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil and Gas South America
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil and Gas Venezuela B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Pars LNG
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Petroleum Angola
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Profils Petroliers
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Qatar
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total South Pars
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Tengah
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Termokarstovoye B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total UAE SERVICES
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Upstream Nigeria Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Upstream UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Venezuela
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Yemen LNG Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Unitah Colorado Resources II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Ypergas S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	37.33%
Exploration & Production | Abu Dhabi Gas Industries Limited
Consolidation Scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Abu Dhabi Gas Liquefaction Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	5.00%
Exploration & Production | Abu Dhabi Marine Areas Limited
Consolidation Scope
Group interest, equity method (as a percent)	33.33%
Exploration & Production | Abu Dhabi Petroleum Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	23.75%
Exploration & Production | Angola LNG Limited
Consolidation Scope
Group interest, equity method (as a percent)	13.60%
Exploration & Production | Angola LNG Supply Services, LLC
Consolidation Scope
Group interest, equity method (as a percent)	13.60%
Exploration & Production | Bonny Gas Transport Limited
Consolidation Scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Brass LNG Limited
Consolidation Scope
Group interest, equity method (as a percent)	20.48%
Exploration & Production | Dolphin Energy Limited
Consolidation Scope
Group interest, equity method (as a percent)	24.50%
Exploration & Production | Gas Investment and Services Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	10.00%
Exploration & Production | Ichthys LNG PTY Limited
Consolidation Scope
Group interest, equity method (as a percent)	30.00%
Exploration & Production | Moattama Gas Transportation Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	31.24%
Exploration & Production | National Gas Shipping Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	5.00%
Exploration & Production | Nigeria LNG Limited
Consolidation Scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Norpipe Oil A/S
Consolidation Scope
Group interest, equity method (as a percent)	34.93%
Exploration & Production | Norpipe Petroleum UK Limited
Consolidation Scope
Group interest, equity method (as a percent)	32.87%
Exploration & Production | Norsea Pipeline Limited
Consolidation Scope
Group interest, equity method (as a percent)	32.87%
Exploration & Production | North Oil Company
Consolidation Scope
Group interest, equity method (as a percent)	30.00%
Exploration & Production | Novatek
Consolidation Scope
Group interest, equity method (as a percent)	18.90%
Exploration & Production | Oman LNG, LLC
Consolidation Scope
Group interest, equity method (as a percent)	5.54%
Exploration & Production | Pars LNG Limited
Consolidation Scope
Group interest, equity method (as a percent)	40.00%
Exploration & Production | Petrocedeno
Consolidation Scope
Group interest, equity method (as a percent)	30.32%
Exploration & Production | Private Oil Holdings Oman Limited
Consolidation Scope
Group interest, equity method (as a percent)	10.00%
Exploration & Production | Qatar Liquefied Gas Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	10.00%
Exploration & Production | Qatar Liquefied Gas Company Limited (II)
Consolidation Scope
Group interest, equity method (as a percent)	16.70%
Exploration & Production | Terneftegas LLC
Consolidation Scope
Group interest, equity method (as a percent)	58.64%
Exploration & Production | Yamal LNG
Consolidation Scope
Group interest, equity method (as a percent)	29.48%
Exploration & Production | Yemen LNG Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	39.62%
Gas, Renewables & Power | Alcad AB
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Almyros Energy Solution Malta Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Amco-Saft India Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Aragonne Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Arica Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Aton Solar Program, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Badenhorst PV 2 Hold Company LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Bertophase (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Black Mountain Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Bluestem Solar LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | BNB Bloomfield Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | BNB Caamden Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Boulder Solar III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Boulder Solar IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Boulder Solar Power, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Boulder Solar Power Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | BSP Class B Member HoldCo, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | BSP Class B Member, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | BSP Holding Company, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | BSP II Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | BSPCB Class B Member, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Buffalo North Star Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Centrale Solaire 2
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Cogenra Solar, Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Cooper Ranch Solar LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Core Solar SPV V, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Corona Sands, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	28.13%
Gas, Renewables & Power | CSMED
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | DeAar PV Hold Company LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Desert SunBurst, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Dragonfly Systems, Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Fassett-Walker, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Fast Jung KB
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Frieman & Wolf Batterietechnick GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Georgia Sun I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | GFS I Class B Member, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | GFS I Holding Company, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Golden Fields Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Golden Fields Solar I Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Golden Fields Solar II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Golden Fields Solar III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Golden Fields Solar IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Golden Fields Solar VI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Golden Fields Solar VII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Goodfellow Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Goodfellow Solar PH1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Greenbotics, Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Helios Residential Solar Fund, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Helix Project II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Helix Project III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Heracles Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Heracles Solar PH1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | High Plains Ranch I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Infigen Energy US Development Corporation
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Infinite Sunshine 2015-1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Institut Photovoltaique D'Ile De France (IPVF)
Consolidation Scope
Group interest, fully consolidated (as a percent)	43.00%
Gas, Renewables & Power | Java Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | JBAB Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | JDA Overseas Holdings, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | K2015014806 (South Africa) (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | K2015014875 (South Africa) (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | K2015070451 (South Africa) (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | K2015263261 (South Africa) (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Kern High School District Solar (2), LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Kern High School District Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Klipgats 7 Hold Company LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Klipgats PV 3 Hold Company LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Kozani Energy Anonymi Energeiaki Etaireia (distinctive title Kozani Energy S.A.)
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Kozani Energy Malta Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | LA Basin Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | LA Basin Solar II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | LA Basin Solar III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Lampiris S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Lemoore Stratford Land Holdings IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Livingston Ridge Solar LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Loving Solar LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Lucerne Valley Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Lucerne Valley Solar One Holdings, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Luis Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Luna Valley Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Lux Residential Solar Fund, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Malina Holdings, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Meridian Solar Program, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Minneola Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Mojave Solar Investment, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Naidirem Holdings, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Napa Sanitation District Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | NorthStar Energy Management, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | NorthStar Macys Colorado, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Northstar Macys Maryland 2015, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Northstar Macys US West 2016, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Northstar Santa Clara County 2016, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Ochoa Solar LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Oro Fields Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Parrey Class B Member, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Parrey Holding Company, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Parrey, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Parrey Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | PGC Plano I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Phantom Field Resources, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Photovoltaic Park Malta Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Photovoltaica Parka Veroia Anonymi Etaireia
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Plano Parent I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Pluto Acquisition Company, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Project Sunday Development, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Project Sunday Holdings LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Redstone Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Saft (Zhuhai FTZ) Batteries Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft AB
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Acquisition S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft America Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft AS
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Australia PTY Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Batterias SL
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Batterie Italia S.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Batterien GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Batteries Pte Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Batteries PTY Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Batterijen B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Do Brasil Ltda
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Federal Systems Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Ferak AS
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Finance S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Groupe S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Hong Kong Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Japan KK
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft JV Holding Company
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Nife ME Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Saft Sweden AB
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Sahara Solar Investment, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Sandy Hills Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SGS Antelope Valley Development, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Sgula (East) Green Energies Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Signal Rock Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Societe d'exploitation de centrales photovoltaiques 1
Consolidation Scope
Group interest, fully consolidated (as a percent)	28.19%
Gas, Renewables & Power | Solaire Generation, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Carport NJ, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Greenhouse I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona HMR-I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona V, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona VI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona VII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Arizona XIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Bay City I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California L (2), LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California L (3), LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California L, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LX, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXIV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXVI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXXV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXXVI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California LXXVII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California VII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XL, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLI Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLIV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLVI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLVII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XLVIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XV Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XVI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XVII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XVIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXIV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXIX, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXVI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXVII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXVIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXX (2), LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXXIV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXXIX, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXXV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXXVI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXXVII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star California XXXVIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Colorado II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Colorado III Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Colorado III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Connecticut I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Hawaii I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Hawaii IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Hi Air, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Illinois I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Massachusetts II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Massachusetts III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star New Jersey IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star New York I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star NVUSD II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Oceanside, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Oregon I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Oregon II Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Oregon III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Palo Alto I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Plano I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Rancho CWD I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Santa Cruz, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star SH MA, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Texas II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star Texas IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar Star YC, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Solar University, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SolarBridge Technologies Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SolarStorage Fund A, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SolarStorage Fund B, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SolarStorage Fund C, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SPML Land Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SPWR Energias Renovaveis Unipessoal Ltda
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SPWR EW 2013-1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	0.56%
Gas, Renewables & Power | SPWR MS 2013-1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	28.13%
Gas, Renewables & Power | SPWR SS 1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SPWR UBS 2013-1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	0.56%
Gas, Renewables & Power | SPWR USB 2013-2, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	0.56%
Gas, Renewables & Power | SPWR USB 2013-3, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	0.56%
Gas, Renewables & Power | SSCA XLI Class B Member, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SSCA XLI Holding Company, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SSCO III Class B Holdings, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SSCO III Holdings Company, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SSCO III Managing Member, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Strata Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunFront I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Access I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower AssetCo, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Bermuda Holdings
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Bobcat Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Capital Services, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Capital, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial Holding Company II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial Holding Company III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial Holding Company IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial Holding Company IV Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial Holding Company V, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial Holding Company VI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial II Class B, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Commercial III Class B, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corp Israel Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation (Switzerland) S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation Australia PTY Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation Mexico, S. de R.L. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation Southern Africa (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation SPA
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Corporation, Systems
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower DevCo, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Development Company
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower El Pelicano Holding Company SPA
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energia SPA
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energy Corporation Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energy Solutions France S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energy Systems Canada Corporation
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energy Systems Korea
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energy Systems Singapore PTE Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energy Systems Southern Africa (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Energy Systems Spain, SL
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Engineering and Construction of Energy Production and Trade (Turkey)
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Foundation
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower France S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Helix I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower HoldCo, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Italia S.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Japan KK
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Malaysia Manufacturing Sdn. Bhd.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Malta Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Manufacturing (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Manufacturing Corporation Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Manufacturing de Vernejoul
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Miyako Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Muhendislik Insaat Enerji Uretim ve Ticaret A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Nanao Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Hold Company 1 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Hold Company 2 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Hold Company 3 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Hold Company 4 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Hold Company 5 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Hold Company 6 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Hold Company 7 B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Netherlands Holdings B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower North America, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower NY CDG 1,LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Philippines Limited - Regional Operating Headquarters
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Philippines Manufacturing Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Residential II, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Revolver HoldCo I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Revolver HoldCo I Parent, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Software I Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Solar Energy Technology (Tianjin) Corporation, Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Solar India Private Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Solar Malaysia Sdn. Bhd.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower SolarProgram III, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower SolarProgram IV, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower SolarProgram IX, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Solarprogram V, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Solarprogram VI, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower SolarProgram VII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower SolarProgram VIII, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Systems (Middle East Branch)
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Systems Belgium SPRL
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Systems International Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Systems Mexico S. de R.L. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Systems S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Systems S.A.R.L. (Dubai Branch)
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Technologies France S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower Technology Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunPower YC Holdings LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | SunRise 1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	31.80%
Gas, Renewables & Power | Sunrise 2, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Sunrise 3, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Swingletree Operations, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Tadiran Batteries GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Tadiran Batteries Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | TEMASOL
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Tenesol SPV1
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Tenesol Venezuela
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Texas Solar Nova 1, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Tita Energy (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Torimode (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Toriprox (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Torisol (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Total Energie Do Brasil
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Total Energie Gas GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Energie Gaz
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | TOTAL ENERGY SERVICES
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Energy Ventures Europe
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Energy Ventures International
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power Actifs Industriels
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power Asia Private Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power Brazil
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power Chartering Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power North America Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power Services Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas & Power Thailand
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas Pipeline USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gas Y Electricidad Argentina S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gasandes
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Gaz Electricite Holdings France
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Midstream Holdings UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total New Energies Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total New Energies Ventures USA, Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Solar
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Solar International
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total Solar Latin America SPA
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | TOTAL SPRING FRANCE
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Gas, Renewables & Power | Total SunPower El Pelicano S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Total SunPower Energia S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Vandenberg Solar I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Vega Solar 1 S.A.P.I. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Vega Solar 2 S.A.P.I. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Vega Solar 3 S.A.P.I. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Vega Solar 4 S.A.P.I. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Vega Solar 5 S.A.P.I. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Victory Pass I, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Whippletree Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | White Wolf Solar, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | Wood Draw Solar LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	56.26%
Gas, Renewables & Power | 8point3 Energy Partners LP
Consolidation Scope
Group interest, equity method (as a percent)	20.54%
Gas, Renewables & Power | 8point3 General Partner, LLC
Consolidation Scope
Group interest, equity method (as a percent)	28.13%
Gas, Renewables & Power | 8point3 Holding Company, LLC
Consolidation Scope
Group interest, equity method (as a percent)	28.13%
Gas, Renewables & Power | 8point3 OpCo Holdings, LLC
Consolidation Scope
Group interest, equity method (as a percent)	56.26%
Gas, Renewables & Power | 8point3 Operating Company, LLC
Consolidation Scope
Group interest, equity method (as a percent)	20.54%
Gas, Renewables & Power | Advanced Thermal Batteries Inc.
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Aerospatiale Batteries (ASB)
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Cepsa Gas Comercializadora S.A.
Consolidation Scope
Group interest, equity method (as a percent)	35.00%
Gas, Renewables & Power | Cote d'Ivoire GNL
Consolidation Scope
Group interest, equity method (as a percent)	34.00%
Gas, Renewables & Power | Desert Equinox, LLC
Consolidation Scope
Group interest, equity method (as a percent)	56.26%
Gas, Renewables & Power | Diamond Energy PTY Limited
Consolidation Scope
Group interest, equity method (as a percent)	14.07%
Gas, Renewables & Power | Dongfang Huansheng Photovoltaic (Jiangsu) Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	56.26%
Gas, Renewables & Power | Eau Chaude Reunion (ECR)
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Fosmax LNG
Consolidation Scope
Group interest, equity method (as a percent)	27.50%
Gas, Renewables & Power | Gas Del Litoral SRLCV
Consolidation Scope
Group interest, equity method (as a percent)	25.00%
Gas, Renewables & Power | Gulf Total Tractebel Power Company PSJC
Consolidation Scope
Group interest, equity method (as a percent)	20.00%
Gas, Renewables & Power | Hazira LNG Private Limited
Consolidation Scope
Group interest, equity method (as a percent)	26.00%
Gas, Renewables & Power | Hazira Port Private Limited
Consolidation Scope
Group interest, equity method (as a percent)	26.00%
Gas, Renewables & Power | Helios II Residential Solar Fund, LLC
Consolidation Scope
Group interest, equity method (as a percent)	56.26%
Gas, Renewables & Power | Huaxia CPV (Inner Mongolia) Power Corporation, Limited
Consolidation Scope
Group interest, equity method (as a percent)	14.07%
Gas, Renewables & Power | Lux II Residential Solar Fund, LLC
Consolidation Scope
Group interest, equity method (as a percent)	56.26%
Gas, Renewables & Power | Missiles & Space Batteries Limited
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Mulilo Prieska PV (RF) Proprietary Limited
Consolidation Scope
Group interest, equity method (as a percent)	27.00%
Gas, Renewables & Power | Photon Residential Solar Fund, LLC
Consolidation Scope
Group interest, equity method (as a percent)	56.26%
Gas, Renewables & Power | PV Salvador SPA
Consolidation Scope
Group interest, equity method (as a percent)	20.00%
Gas, Renewables & Power | Shams Power Company PJSC
Consolidation Scope
Group interest, equity method (as a percent)	20.00%
Gas, Renewables & Power | South Hook CHP
Consolidation Scope
Group interest, equity method (as a percent)	8.35%
Gas, Renewables & Power | South Hook LNG Terminal Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	8.35%
Gas, Renewables & Power | SSCA XXXI Managing Member, LLC
Consolidation Scope
Group interest, equity method (as a percent)	20.54%
Gas, Renewables & Power | SunPower Commercial Holding Company I, LLC
Consolidation Scope
Group interest, equity method (as a percent)	20.54%
Gas, Renewables & Power | SunPower Commercial Managing Member I, LLC
Consolidation Scope
Group interest, equity method (as a percent)	20.54%
Gas, Renewables & Power | SunPower Residential I, LLC
Consolidation Scope
Group interest, equity method (as a percent)	20.54%
Gas, Renewables & Power | Sunzil
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Caraibes
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Mayotte S.A.S.
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Ocean Indien
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Pacific
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Polynesie
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Polynesie Services
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Services Caraibes
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Sunzil Services Ocean Indien
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Total Abengoa Solar Emirates Investment Company B.V.
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Total Tractebel Emirates O & M Company
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Total Tractebel Emirates Power Company
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Gas, Renewables & Power | Transportadora de Gas del Mercosur S.A.
Consolidation Scope
Group interest, equity method (as a percent)	32.68%
Gas, Renewables & Power | TSGF SPA
Consolidation Scope
Group interest, equity method (as a percent)	56.26%
Refining & Chemicals | Appryl S.N.C
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Atlantic Trading and Marketing Financial Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Atlantic Trading and Marketing Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Balzatex S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Barry Controls Aerospace S.N.C.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BASF Total Petrochemicals LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	40.00%
Refining & Chemicals | Bay Junction Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Borrachas Portalegre Ltda
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BOU Verwaltungs GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Caoutchoucs Modernes S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Catelsa-Caceres S.A.U.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cie Tunisienne du Caoutchouc S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie Maroc S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cosden, LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | COS-MAR Company
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Cray Valley (Guangzhou) Chemical Company, Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley Czech
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley HSC Asia Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley Italia S.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | CSSA - Chartering and Shipping Services S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Espa S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Ethylene Est
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Feluy Immobati
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | FINA Technology, Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | FPL Enterprises, Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket (Suzhou) Valve Components Company, Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket International SPA
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Grande Paroisse S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | HBA Hutchinson Brasil Automotive Ltda
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (UK) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (Wuhan) Automotive Rubber Products Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aeronautique & Industrie Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aeroservices S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace & Industry Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aftermarket USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Antivibration Systems Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Argentina S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Autopartes Mexico S.A. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Borrachas de Portugal Ltda
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Corporation
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson d.o.o Ruma
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Do Brasil S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Fluid Management Systems Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holding GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holdings UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Iberia S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrial Rubber Products (Suzhou) Company, Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrias Del Caucho SAU
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industries Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Japan Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Korea Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Maroc S.A.R.L. AU
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Palamos
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Poland SP ZO.O.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Polymers S.N.C.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Porto Tubos Flexiveis Ltda
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Precision Sealing Systems Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Rubber Products Private Limited Inde
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.N.C.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Italie)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Roumanie)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Sales Corporation
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Seal De Mexico S.A. de CV.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Sealing Systems Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson SRO
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Stop - Choc GmbH & CO. KG
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Suisse S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Transferencia de Fluidos S.A. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Tunisie S.A.R.L.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Vietnam Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrias Tecnicas De La Espuma SL
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrielle Desmarquoy S.N.C.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Jehier S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.89%
Refining & Chemicals | JPR S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | KTN Kunststofftechnik Nobitz GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Le Joint Francais S.N.C.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Legacy Site Services LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Les Stratifies S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Lone Wolf Land Company
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | LSS Funding Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Machen Land Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Mapa - Spontex Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Naphtachimie
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Olutex Oberlausitzer Luftfahrttextilien GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Pamargan (Malta) Products Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Pamargan Products Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Paulstra S.N.C.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Paulstra Silentbloc S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Polyblend GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	68.00%
Refining & Chemicals | Resilium
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia USA LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | SCI Cibat
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | SigmaKalon Group B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Societe Bearnaise De Gestion Industrielle
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Stillman Seal Corporation
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Stop-Choc (UK) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Techlam S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Activites Maritimes
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Deutschland GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Downstream UK PLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total European Trading
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Laffan Refinery
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Laffan Refinery II B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Lindsey Oil Refinery Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total New Energies USA, Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Oil Trading S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Olefins Antwerp
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Opslag En Pijpleiding Nederland NV
Consolidation Scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Total PAR LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals & Refining S.A./NV
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals & Refining USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals (China) Trading Company, Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals (Foshan) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals (Hong Kong) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals (Ningbo) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Development Feluy
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Ecaussinnes
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Feluy
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals France
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Iberica
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals Pipeline USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Petrochemicals UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Polymers Antwerp
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Raffinaderij Antwerpen N.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Raffinage France
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Raffinerie Mitteldeutschland GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Refining & Chemicals
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Refining & Chemicals Saudi Arabia S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Research & Technology Feluy
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Splitter USA Inc
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading and Marketing Canada LP
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading Asia Pte Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading Canada Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Trading Products S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Transalpes S.N.C.
Consolidation Scope
Group interest, fully consolidated (as a percent)	67.00%
Refining & Chemicals | Trans-Ethylene
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Vibrachoc SAU
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Zeeland Refinery NV
Consolidation Scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Buckeye Products Pileline LP
Consolidation Scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | Gulf Coast Pipeline LP
Consolidation Scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | Hanwha Total Petrochemical Co. Limited
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Hutchinson Nichirin Brake Hoses SL
Consolidation Scope
Group interest, equity method (as a percent)	30.00%
Refining & Chemicals | Laffan Refinery Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	10.00%
Refining & Chemicals | Laffan Refinery Company Limited 2
Consolidation Scope
Group interest, equity method (as a percent)	10.00%
Refining & Chemicals | LaPorte Pipeline Company LP
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | LaPorte Pipeline GP LLC
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Consolidation Scope
Group interest, equity method (as a percent)	20.00%
Refining & Chemicals | Qatofin Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	49.09%
Refining & Chemicals | Ruwais Fertilizer Industries Limited
Consolidation Scope
Group interest, equity method (as a percent)	33.33%
Refining & Chemicals | San Jacinto Rail Limited
Consolidation Scope
Group interest, equity method (as a percent)	17.00%
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemical Company
Consolidation Scope
Group interest, equity method (as a percent)	37.50%
Refining & Chemicals | Sealants Europe
Consolidation Scope
Group interest, equity method (as a percent)	34.00%
Refining & Chemicals | Societe du Pipeline Sud-Europeen
Consolidation Scope
Group interest, equity method (as a percent)	35.14%
Refining & Chemicals | Toseanergy
Consolidation Scope
Group interest, equity method (as a percent)	49.00%
Refining & Chemicals | Total Corbion PLA B.V.
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Air Total (Suisse) S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Air Total International S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Alvea
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Antilles Gaz
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS 24
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Belgie N.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Espanola S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Fuel Cards Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Polska SP ZO.O.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS 24 Tankservice GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Caldeo
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Charvet La Mure Bianco
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Compagnie Petroliere de l'Ouest - CPO
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | CPE Energies
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Cristal Marketing Egypt
Consolidation Scope
Group interest, fully consolidated (as a percent)	80.78%
Marketing & Services | DCA-MORY-SHIPP
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Egedis
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Elf Oil UK Aviation Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Elf Oil UK Properties Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Fioulmarket.fr
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Kenya Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Tanzania Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Uganda Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Guangzhou Elf Lubricants Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Gulf Africa Petroleum Corporation
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Lubricants Vietnam Holding Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Michel Mineralolhandel GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Produits Petroliers Stela
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.99%
Marketing & Services | Quimica Vasca S.A. Unipersonal
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Servauto Nederland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe d'exploitation de l'usine de Rouen
Consolidation Scope
Group interest, fully consolidated (as a percent)	98.98%
Marketing & Services | Societe mahoraise de stockage de produits petroliers
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe Urbaine des Petroles
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total (Africa) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total (Fiji) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Additifs et Carburants Speciaux
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Africa S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Aviation & Export Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Belgium
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Bitumen Deutschland GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Bitumen UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Botswana (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Burkina
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Cambodge
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Cameroun
Consolidation Scope
Group interest, fully consolidated (as a percent)	67.01%
Marketing & Services | Total Caraibes
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Ceska Republika S.R.O.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total China Investment Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Congo
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.70%
Marketing & Services | Total Corse
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Cote D'Ivoire
Consolidation Scope
Group interest, fully consolidated (as a percent)	72.99%
Marketing & Services | Total Denmark A/S
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Deutschland GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Egypt
Consolidation Scope
Group interest, fully consolidated (as a percent)	80.78%
Marketing & Services | Total Espana S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Especialidades Argentina
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Ethiopia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Fluides
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Fuels Wuhan Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Glass Lubricants Europe GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Guadeloupe
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Guinea Ecuatorial
Consolidation Scope
Group interest, fully consolidated (as a percent)	70.00%
Marketing & Services | Total Guinee
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Holding Asie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Holding India
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Jamaica Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Jordan PSC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Kenya
Consolidation Scope
Group interest, fully consolidated (as a percent)	93.96%
Marketing & Services | Total Lesotho (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Liban
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Liberia Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Lubricants (China) Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Total Lubricants Taiwan Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	63.00%
Marketing & Services | Total Lubrifiants
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | Total Lubrifiants Algerie
Consolidation Scope
Group interest, fully consolidated (as a percent)	78.90%
Marketing & Services | Total Lubrifiants Service Automobile
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | Total Luxembourg S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Madagasikara S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	79.44%
Marketing & Services | Total Mali
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marine Fuels
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Egypt
Consolidation Scope
Group interest, fully consolidated (as a percent)	80.78%
Marketing & Services | Total Marketing France
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Gabon
Consolidation Scope
Group interest, fully consolidated (as a percent)	90.00%
Marketing & Services | Total Marketing Middle East Free Zone
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Services
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Tchad
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Uganda
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Maroc
Consolidation Scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | Total Mauritius
Consolidation Scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | Total Mayotte
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mexico S.A. de C.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mineraloel und Chemie GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mineralol GmbH
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Mozambique
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Namibia (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Nederland NV
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Niger S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Nigeria PLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	61.72%
Marketing & Services | Total Oil Asia-Pacific Pte Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Oil India PVT Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Outre-Mer
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Pacifique
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Petroleum (Shanghai) Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Petroleum Ghana Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	76.74%
Marketing & Services | Total Petroleum Puerto Rico Corp.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Polska
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Polynesie
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.54%
Marketing & Services | Total RDC
Consolidation Scope
Group interest, fully consolidated (as a percent)	60.00%
Marketing & Services | Total Reunion
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Romania S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Senegal
Consolidation Scope
Group interest, fully consolidated (as a percent)	69.14%
Marketing & Services | Total South Africa (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Specialties USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Supply MS S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Swaziland (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Tanzania Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Tianjin Manufacturing Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Total Togo
Consolidation Scope
Group interest, fully consolidated (as a percent)	76.72%
Marketing & Services | Total Tunisie
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Turkey Pazarlama
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total UAE LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	49.00%
Marketing & Services | Total Uganda Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Ukraine LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Union Oceane
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Vietnam Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Vostok
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Zambia
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Zimbabwe Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	80.00%
Marketing & Services | Totalgaz Vietnam LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Upbeatprops 100 PTY Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | V Energy S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	70.00%
Marketing & Services | Aristea
Consolidation Scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Arteco
Consolidation Scope
Group interest, equity method (as a percent)	49.99%
Marketing & Services | National Petroleum Refiners Of South Africa (PTY) Limited
Consolidation Scope
Group interest, equity method (as a percent)	18.22%
Marketing & Services | Saudi Total Petroleum Products
Consolidation Scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Societe des transports petroliers par pipeline
Consolidation Scope
Group interest, equity method (as a percent)	35.50%
Marketing & Services | S-Oil Total Lubricants Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | South Asia LPG Private Limited
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Erg SPA
Consolidation Scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Total Freeport Corporation
Consolidation Scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Total Parco Pakistan Limited
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Parko Marketing Limited
Consolidation Scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Philippines Corporation
Consolidation Scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Total Sinochem Fuels Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Total Sinochem Oil Company Limited
Consolidation Scope
Group interest, equity method (as a percent)	49.00%
Corporate | Albatros
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine Fertilisants
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Forest Products LLC
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Etmofina
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Omnium Reinsurance Company S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Pan Insurance Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Septentrion Participations
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Socap S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Societe Civile Immobiliere CB2
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Sofax Banque
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total American Services Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Capital
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Capital Canada Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Capital International
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Consulting
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Corporate Management (Beijing) Company Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Delaware Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Developpement Regional S.A.S.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Facilities Management Services (TFMS)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance Corporate Services Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance Global Services (TOFIG)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance International B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance Nederland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Finance USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Funding Nederland B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Funding Nederland International B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Gestion Filiales
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Gestion USA
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Financial Services
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Human Ressources Services
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Information Technology Services Belgium
Consolidation Scope
Group interest, fully consolidated (as a percent)	99.98%
Corporate | Total Global IT Services (TGITS)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Procurement (TGP)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Procurement Belgium S.A. (TGPB)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holding Allemagne
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings Europe
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings International B.V.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings UK Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Holdings USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total International NV
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Learning Solutions (TLS)
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Operations Canada Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Overseas Holding (PTY) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Participations
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Petrochemicals & Refining S.A./NV
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Petrochemicals & Refining USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Petrochemicals Security USA Inc.
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Resources (Canada) Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TOTAL S.A.
Consolidation Scope
Group interest, fully consolidated (as a percent)	0.00%
Corporate | Total Treasury
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total UK Finance Limited
Consolidation Scope
Group interest, fully consolidated (as a percent)	100.00%